CONVERTIBLE LOANS AND WARRANTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2023
Class of Warrant or Right [Line Items]
SCHEDULE OF CONVERTIBLE LOANS AT FAIR VALUE

The Convertible Loans changes consist of the following as of September 30, 2023 and December 31, 2022:

	Convertible Loans at Fair Value
	September 30, 2023	December 31, 2022
	$000
Opening Balance	2,257	2,492
Additional convertible loans (a)	153	526
Repayment of convertible loan (b)	-	(18)
Conversion of convertible loan (c)	(243)	-
Decrease of Notes purchased (Note 6k)	(530)	-
Change in fair value of convertible loans liability through profit or loss	288	(743)
Closing balance	1,925	2,257

(a)	During the Nine months ended September 30, 2023, and the year ended December 31, 2022, the Company received a principal amount of $152,750 and $526,826 respectively.

(b)	During the Nine months ended September 30, 2023, and the year ended December 31, 2022, the Company repaid nill and $17,500, respectively.

(c)	During the Nine months ended September 30, 2023, and the year ended December 31, 2022, a total amount of $242,538 and $0 respectively, were converted into 19,390,359 shares of common stock.

Convertible Loans at Fair Value
$K
Opening Balance January 1, 2022 (including short term loans component from related party which is also convertible)	2,492
Additional convertible loans	526
Repayment of convertible loan	(18)
Finance income, net	(743)
Closing balance as of December 31, 2022	2,257

SCHEDULE OF FAIR VALUES OF WARRANTS AND CONVERTIBLE LOAN ASSUMPTION USED

The estimated fair values of the Warrants were measured according to the data as follows:

	As of	As of
	September 30, 2023	December 31, 2022
Expected term	2.16-2.61	2.9-3.35
Expected average volatility	172%-174%	179%
Expected dividend yield	-	-
Risk-free interest rate	4.54%-4.72%	4.09%-4.15%
Common Stock Market Value	$0.0263	$0.043

*600,000 options were cancelled (Note 6K)

The estimated fair values of the Warrants were measured according to the data as follows:

	As of December 31,
	2022	2021
Expected term	2.9-3.35	0.78-3.9
Expected average volatility	179%	185.45%-195.07%
Expected dividend yield	0%	0%
Risk-free interest rate	4.09%-4.15%	0.3%-1.1%
Common Stock Market Value	$0.043	$0.16

SUMMARIZES RELATING TO OUTSTANDING AND EXERCISABLE WARRANTS

The following table summarizes information relating to outstanding and exercisable warrants as of December 31, 2022:

Warrants Outstanding and Exercisable
Number of Warrants	Weighted Average Remaining Contractual life (in years)	Weighted Average Exercise Price	Valuation as of December 31, 2022
300,000	2.9	0.043	$11,351
300,000	3.35	0.043	$11,679
8,334	2.9	0.6	$230
32,500	3.35	0.6	$992

The following table summarizes information relating to outstanding and exercisable warrants as of September 30, 2023:

Warrants Outstanding and Exercisable
Number of Warrants	Weighted Average Remaining Contractual life (in years)	Weighted Average Exercise Price	Valuation as of September 30, 2023
8,334	2.16	0.6	$23
32,500	2.61	0.6	$116

The following table summarizes information relating to outstanding and exercisable warrants as of December 31, 2022:

Warrants Outstanding and Exercisable
	Weighted Average Remaining
Number of Warrants	Contractual life (in years)	Weighted Average Exercise Price	Valuation as of December 31, 2022
300,000	2.9	0.043	$11,351
300,000	3.35	0.043	$11,679
8,334	2.9	0.6	$230
32,500	3.35	0.6	$992

The following table summarizes information relating to outstanding and exercisable warrants as of December 31, 2021:

Warrants Outstanding and Exercisable
	Weighted Average Remaining
Number of Warrants	Contractual life (in years)	Weighted Average Exercise Price	Valuation as of December 31, 2021
1,931,819	0.78	0.1	$211,622
308,334	3.9	0.6	$48,270

SCHEDULE OF FAIR VALUE RECURRING BASIS

The following table summarizes fair value measurements by level as of September 30, 2023 and December 31, 2022 measured at fair value on a recurring basis:

December 31, 2022	Level 1	Level 2	Level 3	Total
	In U.S. dollars in thousands
Assets
None	-	-	-	-

Liabilities
Convertible Loans	-	-	2,257	2,257
Financial liability		-	24	24

September 30, 2023	Level 1	Level 2	Level 3	Total
	In U.S. dollars in thousands
Assets
None	-	-	-	-

Liabilities
Convertible Loans	-	-	1,925	1,925
Financial liability		-	183	183

Old CLA [Member]
Class of Warrant or Right [Line Items]
SCHEDULE OF FAIR VALUES OF WARRANTS AND CONVERTIBLE LOAN ASSUMPTION USED

The estimated fair values of the Convertible loans were measured according to the Monte Carlo Model using the following assumptions:

	As of	As of
	September 30, 2023	December 31, 2022
Expected term (in years)	0.75-1.26	0.5
Expected average (Monte Carlo) volatility	199%	169%
Expected dividend yield	-	-
Risk-free interest rate	5.4%-5.5%	4.8%
WACC	29%	30%

As of December 31, 2022 and 2021, the estimated fair values of the Convertible Loan measured as follows:

	As of December 31,
	2021	2022
Expected term (in years)	1.09	0.5
Expected average (Monte Carlo) volatility	195.07%	169%
Expected dividend yield	-	-
Risk-free interest rate	0.7%	4.8%

New C L A [Member]
Class of Warrant or Right [Line Items]
SCHEDULE OF FAIR VALUES OF WARRANTS AND CONVERTIBLE LOAN ASSUMPTION USED
	As of December 31,
	2022	2021
Expected term (in years)	0.5	1.875
Risk free rate	4.8%	-
Volatility	169%	-
WACC	-	25%

Warrants And S P A Agreements [Member]
Class of Warrant or Right [Line Items]
SCHEDULE OF FAIR VALUES OF WARRANTS AND CONVERTIBLE LOAN ASSUMPTION USED	The estimated fair values of the CLA measured as follows:
	Year ended December 31,
	2022	2021
Expected term	0.4 years	0.87 years
WACC	30%	25%
Expected date to repay	May 9, 2023	November 24, 2022

Rest Of The Investors [Member]
Class of Warrant or Right [Line Items]
SCHEDULE OF FAIR VALUES OF WARRANTS AND CONVERTIBLE LOAN ASSUMPTION USED	The estimated fair values of the CLA measured as follows:
	As of December 31,
	2022	2021
Expected term	0.1 years	1.1 years
WACC	30%	25%